Reporting Entity (Description of the controlling company) (Tables)	12 Months Ended
Dec. 31, 2017
Reporting Entity (Description of the controlling company) [Abstract]
The Company's shareholders

As of December 31, 2017, KEPCO’s share capital amounts to ￦3,209,820 million and KEPCO’s shareholders are as follows:

	Number of shares	Percentage of ownership
Government of the Republic of Korea	116,841,794	18.20%
Korea Development Bank	211,235,264	32.90%
Foreign investors	194,050,746	30.23%
Other	119,836,273	18.67%

	641,964,077	100.00%